Shareholders' Equity - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding shares, beginning balance	26,453,152	35,296,895	37,943,832
Options forfeited, shares	(9,762,680)	(8,843,743)	(2,646,937)
Outstanding shares, ending balance	16,690,472	26,453,152	35,296,895
Stock option plans, Lower price range, Beginning Outstanding options	$ 16.73	$ 16.73	$ 16.73
Stock option plans, Upper price range, Beginning Outstanding options	$ 33.70	$ 39.00	$ 39.00
Options forfeited, Lower Range, Price Per Share	$ 17.08	$ 17.08	$ 17.08
Options forfeited, Upper Range, Price Per Share	$ 33.70	$ 39.00	$ 39.00
Stock option plans, Lower price range, Ending Outstanding options	$ 16.73	$ 16.73	$ 16.73
Stock option plans, Upper price range, Ending Outstanding options	$ 27.21	$ 33.70	$ 39.00
Outstanding, Weighted Average Price Per Share, beginning	$ 24.51	$ 27.17	$ 27.33
Options forfeited, Weighted Average Price Per Share	$ 30.50	$ 35.11	$ 29.55
Outstanding, Weighted Average Price Per Share, ending	$ 21.00	$ 24.51	$ 27.17